SCHEDULE OF RATE OF DEPRECIATION OF PROPERTY PLANT AND EQUIPMENT (Details)	Dec. 31, 2021
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Rates of depreciation	7.00%
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Rates of depreciation	33.00%
Land [Member]
Property, Plant and Equipment [Line Items]
Rates of depreciation